Intangible assets - Goodwill	12 Months Ended
Dec. 31, 2017
Intangible assets - Goodwill
Intangible assets - Goodwill

17.   Intangible assets – Goodwill

The detail of goodwill, based on the cash-generating units giving rise thereto, is as follows:

	Millions of euros
	2017	2016	2015

Santander UK plc	8,375	8,679	10,125
Banco Santander (Brazil) S.A.	4,988	5,769	4,590
Santander Consumer USA Inc.	2,007	3,182	3,081
Bank Zachodni WBK S.A.	2,473	2,342	2,423
Santander Bank, National Association	1,712	1,948	1,886
Santander Consumer Germany	1,217	1,217	1,217
Santander Asset Management	1,173	—	—
Banco Santander Totta, S.A.	1,040	1,040	1,040
Banco Santander - Chile	676	704	644
Santander Consumer Bank AS	518	537	546
Grupo Financiero Santander (Mexico)	413	449	517
Other companies (*)	1,177	857	891
Total goodwill	25,769	26,724	26,960

(*) As of December 31, 2017 includes €248 million from Banco Popular Español, S.A.

The changes in goodwill were as follows:

	Millions of euros
	2017	2016	2015
Balance at beginning of year	26,724	26,960	27,548
Additions (Note 3)	1,644	—	235
Of which:
Santander Asset Management	1,173	—	—
Banco Popular Español, S.A.	248	—	—
Carfinco Financial Group Inc.	—	—	162
Impairment losses	(899)	(50)	(115)
Of which:
Santander Consumer USA Holdings Inc.	(799)	—	—
Disposals or changes in scope of consolidation	—	(2)	(172)
Exchange differences and other items	(1,700)	(184)	(536)
Balance at end of year	25,769	26,724	26,960

The Group has goodwill generated by cash-generating units located in non-euro currency countries (mainly the UK, Brazil, the United States, Poland, Chile, Norway, Sweden and Mexico) and, therefore, this gives rise to exchange differences on the translation to euros, at closing rates, of the amounts of goodwill denominated in foreign currencies. Accordingly, in 2017 goodwill decreased by €1,704 million due to exchange differences (see Note 29.b) which, pursuant to current standards, were recognized with a debit to Other comprehensive income Items that may be reclassified to profit or loss - Exchange differences in other comprehensive income in the consolidated statement of recognized income and expense.

At least once per year (or whenever there is any indication of impairment), the Group reviews goodwill for impairment (i.e. a potential reduction in its recoverable value to below its carrying amount). The first step that must be taken in order to perform this analysis is the identification of the cash-generating units, i.e. the Group’s smallest identifiable groups of assets that generate cash inflows that are largely independent of the cash inflows from other assets or groups of assets.

The amount to be recovered of each cash-generating unit is determined taking into consideration the carrying amount (including any fair value adjustment arising on the business combination) of all the assets and liabilities of all the independent legal entities composing the cash-generating unit, together with the related goodwill.

The amount to be recovered of the cash-generating unit is compared with its recoverable amount in order to determine whether there is any impairment.

The Group’s directors assess the existence of any indication that might be considered to be evidence of impairment of the cash-generating unit by reviewing information including the following: (i) certain macroeconomic variables that might affect its investments (population data, political situation, economic situation -including banking concentration level-, among others) and (ii) various microeconomic variables comparing the investments of the Group with the financial services industry of the country in which the cash-generating unit carries on most of its business activities (balance sheet composition, total funds under management, results, efficiency ratio, capital adequacy ratio, return on equity, among others).

Regardless of whether there is any indication of impairment, every year the Group calculates the recoverable amount of each cash-generating unit to which goodwill has been allocated and, to this end, it uses price quotations, if available, market references (multiples), internal estimates and appraisals performed by independent experts.

Firstly, the Group determines the recoverable amount by calculating the fair value of each cash-generating unit on the basis of the quoted price of the cash-generating units, if available, and of the Price Earnings Ratio of comparable local entities.

In addition, the Group performs estimates of the recoverable amounts of certain cash-generating units by calculating their value in use using discounted cash flow projections. The main assumptions used in this calculation are: (i) earnings projections based on the financial budgets approved by the Group’s directors which cover between three and five year period (unless a longer time horizon can be justified), (ii) discount rates determined as the cost of capital taking into account the risk-free rate of return plus a risk premium in line with the market and the business in which the units operate and (iii) constant growth rates used in order to extrapolate earnings in perpetuity which do not exceed the long-term average growth rate for the market in which the cash-generating unit in question operates.

The cash flow projections used by Group management to obtain the values in use are based on the financial budgets approved by both local management of the related local units and the Group’s directors. The Group’s budgetary estimation process is common for all the cash-generating units. The local management teams prepare their budgets using the following key assumptions:

a)Microeconomic variables of the cash-generating unit: management takes into consideration the current balance sheet structure, the product mix on offer and the business decisions taken by local management in this regard.

b)Macroeconomic variables: growth is estimated on the basis of the changing environment, taking into consideration expected GDP growth in the unit’s geographical location and forecast trends in interest and exchange rates. These data, which are based on external information sources, are provided by the Group’s economic research service.

c)Past performance variables: in addition, management takes into consideration in the projection the difference (both positive and negative) between the cash-generating unit’s past performance and that of the market.

Following is a detail of the main assumptions used in determining the recoverable amount, at 2017 year-end, of the most significant cash-generating units which were valued using the discounted cash flow method:

			Nominal
	Projected	Discount	perpetual
	period	rate (*)	growth rate

Santander UK plc	5 years	8.4%	2.5%
Banco Santander (Brasil) S.A.	5 years	14.6%	8.3%
Santander Bank, National Association	3 years	10.1%	3.7%
Santander Consumer Germany	3 years	8.6%	2.5%
Santander Consumer USA Inc.	3 years	10.7%	2.5%
Banco Santander Totta , S.A.	5 years	10.0%	2.5%
Santander Consumer Bank AS	5 years	9.0%	2.5%

(*)Post-tax discount rate.

Given the degree of uncertainty of these assumptions, the Group performs a sensitivity analysis thereof using reasonable changes in the key assumptions on which the recoverable amount of the cash-generating units is based in order to confirm whether their recoverable amount still exceeds their carrying amount. The sensitivity analysis involved adjusting the discount rate by +/- 50 basis points and the perpetuity growth rate by +/‑50 basis points. Following the sensitivity analysis performed, the value in use of all the cash-generating units still exceeds their recoverable amount, albeit:

•

In the case of Santander Consumer USA, the Group recognized a goodwill impairment amounting to €799 million (€504 million after taxes). The mentioned impairment was estimated considering the decrease in the entity’s profit in contrast with the forecasts carried out in the previous years, derived from a change in the long term business strategy.

•

In Santander UK, the value in use approached its book value during 2016, mainly motivated by the impact of the UK/EU Referendum held on June 2016 which was reflected on the forecasts employed in the estimation of its value in use. Such forecasts were revaluated during 2017, presenting an increase in the value in use in comparison with 2016.

In the case of Santander Asset Management, in spite of its recent acquisition and takeover, on December 22, 2017 (see Note 3), the Group carried out a recoverability analysis based on the review of the business plan introduced for the execution of the transaction with no potential impairment being identified.

The recoverable amount of Bank Zachodni WBK S.A., Banco Santander – Chile, S.A. and Grupo Financiero Santander (México) was calculated as the fair values of the aforementioned cash-generating units obtained from the market prices of their shares at year-end. This value exceeded the recoverable amount.

Based on the above, and in accordance with the estimates, forecasts and sensitivity analysis available for the managers of the Bank, during 2017 the Group recognized goodwill impairment losses within Impairment losses on other assets (net) - Goodwill and other intangible assets caption amounting to €899 million (€50 and 115 million during 2016 and 2015, respectively) out of which €799 million correspond to Santander Consumer USA and €100 million correspond to the Group’s business in Canada, in both cases motivated by the deterioration of the forecast business expectations.